Intangible Assets - Summary of Changes in Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,342
Amortization	(1,917)	₩ (1,748)	₩ (1,137)
Impairment	(293)	(281)	(115)
Ending balance	3,869	3,342
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,264	2,234	1,144
Acquisitions/Capital expenditure	1,856	116	1,986
Amortization	(1,184)	(1,088)	(897)
Disposals	0	(15)	0
Impairment	0	0	0
Foreign exchange differences	2	17	1
Ending balance	1,938	1,264	2,234
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	483	332	186
Acquisitions/Capital expenditure	138	224	185
Amortization	(71)	(73)	(39)
Disposals	(5)	0	0
Impairment	0	0	0
Foreign exchange differences	0	0	0
Ending balance	545	483	332
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,595	797	387
Acquisitions/Capital expenditure	747	1,676	725
Amortization	(662)	(587)	(201)
Disposals	(5)	0	0
Impairment	(293)	(281)	(115)
Foreign exchange differences	4	(10)	1
Ending balance	1,386	1,595	797
Total
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,342	3,363	1,717
Acquisitions/Capital expenditure	2,741	2,016	2,896
Amortization	(1,917)	(1,748)	(1,137)
Disposals	(10)	(15)	0
Impairment	(293)	(281)	(115)
Foreign exchange differences	6	7	2
Ending balance	₩ 3,869	₩ 3,342	₩ 3,363